Short-term Borrowings - 10K (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($) debt_instrument $ / shares	Apr. 24, 2022 USD ($) debt_instrument	Apr. 25, 2021 USD ($) debt_instrument
Short-Term Debt [Line Items]
Short-term borrowings	$ 0	$ 1,150
Debt converted	1,050	0	$ 0
Convertible Notes
Short-Term Debt [Line Items]
Short-term borrowings	$ 0	$ 1,150
Number of debt instruments | debt_instrument		5	3
Face amount		$ 775	$ 375
Interest rate	8.00%
Debt term	1 year
Conversion price (in dollars per share) | $ / shares	$ 10
Debt converted	$ 1,050
Repayment of short-term borrowings	$ 100
Number of debt instruments converted | debt_instrument	7
Number of debt instruments extinguished | debt_instrument	1
Convertible Notes | Related Party
Short-Term Debt [Line Items]
Number of debt instruments | debt_instrument			1
Face amount			$ 125